UNIT-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2020
Share-Based Payment Arrangement [Abstract]
Disclosure of number and weighted average exercise prices of share options
The change in the number of options outstanding under the equity-settled BPY Awards at June 30, 2020 and December 31, 2019 is as follows:

	Jun. 30, 2020		Dec. 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	19,915,189	$20.58	13,836,213	$20.56
Granted	—	—	—	—
Exercised	—	—	(425,171)	15.06
Expired/forfeited	(43,802)	21.07	(203,978)	21.60
Reclassified(1)	—	—	6,708,125	20.20
Outstanding, end of period	19,871,387	20.58	19,915,189	20.58
Exercisable, end of period	11,484,219	$20.56	11,484,219	$20.56
(1)  Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019.
The following table sets out details of options issued and outstanding at June 30, 2020 and December 31, 2019 under the equity-settled BPY Awards by expiry date:

	Jun. 30, 2020		Dec. 31, 2019
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	$—	—	$—
2021	389,800	17.44	389,800	17.44
2022	987,700	18.09	987,700	18.09
2023	1,108,420	16.80	1,108,420	16.80
2024	11,787,572	20.59	11,794,215	20.59
2025	1,937,175	25.18	1,947,979	25.18
2026	2,766,970	19.51	2,793,325	19.51
2027	93,750	22.92	93,750	22.92
2028	800,000	22.50	800,000	22.50
Total	19,871,387	$20.58	19,915,189	$20.58
The change in the number of options outstanding under the cash-settled BPY Awards at June 30, 2020 and December 31, 2019 is as follows:

	Jun. 30, 2020		Dec. 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	603,891	$21.55	7,331,416	$20.38
Granted	—	—	—	—
Exercised	—	—	(19,400)	12.63
Expired/forfeited	—	—	—	—
Reclassified(1)	—	—	(6,708,125)	20.20
Outstanding, end of period	603,891	21.55	603,891	21.55
Exercisable, end of period	505,092	$21.48	505,092	$21.48
(1)
The following table sets out details of options issued and outstanding at June 30, 2020 and December 31, 2019 under the cash-settled BPY Awards by expiry date:

	Jun. 30, 2020		Dec. 31, 2019
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	$—	—	$—
2021	24,000	17.44	24,000	17.44
2022	22,200	17.93	22,200	17.93
2023	28,800	16.80	28,800	16.80
2024	175,416	20.59	175,416	20.59
2025	213,038	25.18	213,038	25.18
2026	140,437	19.51	140,437	19.51
Total	603,891	$21.55	603,891	$21.55